Basis of Presentation and Summary of Significant Accounting Policies, Deferred Financing Fees (Details) - USD ($) $ in Millions	Sep. 26, 2020	Sep. 28, 2019
Deferred Financing Fees [Abstract]
Debt issuance and deferred financing costs	$ 85	$ 112